Fair Value Measurements, Estimated Fair Value of Financial Instruments (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Financial Assets [Abstract]
Investment securities available for sale	$ 1,680	$ 3,994
Accrued interest receivable	735	657
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Financial Assets [Abstract]
Cash and cash equivalents	6,184	12,400
Investment in interest-earning time deposits	0	0
Investment securities available for sale	1,680	3,493
Loans held for sale	0	0
Loans receivable, net	0	0
Accrued interest receivable	735	657
Investment in FHLB stock	0	0
Financial Liabilities [Abstract]
Deposits	23,089	19,337
FHLB advances, short-term	0	0
Accrued interest payable	77	81
Significant Other Observable Inputs (Level 2) [Member]
Financial Assets [Abstract]
Cash and cash equivalents	0	0
Investment in interest-earning time deposits	7,747	8,234
Investment securities available for sale	0	501
Loans held for sale	1,147	5,053
Loans receivable, net	0	0
Accrued interest receivable	0	0
Investment in FHLB stock	421	437
Financial Liabilities [Abstract]
Deposits	0	78,942
FHLB advances, short-term	5,500	2,000
Accrued interest payable	0	0
Significant Other Observable Inputs (Level 3) [Member]
Financial Assets [Abstract]
Cash and cash equivalents	0	0
Investment in interest-earning time deposits	0	0
Investment securities available for sale	0	0
Loans held for sale	0	0
Loans receivable, net	108,356	86,503
Accrued interest receivable	0	0
Investment in FHLB stock	0	0
Financial Liabilities [Abstract]
Deposits	82,165	0
FHLB advances, short-term	0	0
Accrued interest payable	0	0
Carrying Amount [Member]
Financial Assets [Abstract]
Cash and cash equivalents	6,184	12,400
Investment in interest-earning time deposits	7,633	8,132
Investment securities available for sale	1,680	3,994
Loans held for sale	1,098	4,875
Loans receivable, net	106,887	84,291
Accrued interest receivable	735	657
Investment in FHLB stock	421	437
Financial Liabilities [Abstract]
Deposits	103,324	97,038
FHLB advances, short-term	5,500	2,000
Accrued interest payable	77	81
Fair Value Estimated [Member]
Financial Assets [Abstract]
Cash and cash equivalents	6,184	12,400
Investment in interest-earning time deposits	7,747	8,234
Investment securities available for sale	1,680	3,994
Loans held for sale	1,147	5,053
Loans receivable, net	108,356	86,503
Accrued interest receivable	735	657
Investment in FHLB stock	421	437
Financial Liabilities [Abstract]
Deposits	105,254	98,279
FHLB advances, short-term	5,500	2,000
Accrued interest payable	$ 77	$ 81